Software, Net (Tables)	12 Months Ended
Mar. 31, 2022
Software Net [Abstract]
Schedule of Software, Net
	Estimated	As of March 31,
	Useful Life	2021	2022	2022
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	164	169	2.2
Less: Accumulated amortization		135	161	2.1
Total		29	8	0.1